Related Party Disclosures - Schedule of Income and Expenses from Related Party Transactions (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and Inflation indexation revenue	[1]	$ 26,290	$ 27,683	$ 36,764
Fee and commission income	[1]	91,285	93,087	104,179
Net Financial Result	[1]	(12,087)	35,318	(18,367)
Other income	[1]			215
Total income	[1]	105,488	156,088	122,791
Interest and Inflation indexation expense	[1]	13,331	17,186	12,378
Fee and commission expense	[1]	30,153	28,569	29,508
Expenses credit losses	[1]	456	(1,127)	(2,096)
Personnel expenses	[1]	115,610	120,048	118,934
Administrative expenses	[1]	14,792	15,178	15,791
Other expenses	[1]	68	12	25
Total expenses	[1]	174,410	179,866	174,540
Parent Entity [Member]
Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and Inflation indexation revenue	[1]
Fee and commission income	[1]	219	146	165
Net Financial Result	[1]
Other income	[1]
Total income	[1]	219	146	165
Interest and Inflation indexation expense	[1]	7,558	8,420	1,998
Fee and commission expense	[1]
Expenses credit losses	[1]
Personnel expenses	[1]
Administrative expenses	[1]
Other expenses	[1]
Total expenses	[1]	7,558	8,420	1,998
Other Legal Entity [Member]
Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and Inflation indexation revenue	[1]	19,667	20,660	29,432
Fee and commission income	[1]	90,950	92,827	103,906
Net Financial Result	[1]	(12,087)	35,318	(18,367)
Other income	[1]			215
Total income	[1]	98,530	148,805	115,186
Interest and Inflation indexation expense	[1]	4,761	7,166	7,329
Fee and commission expense	[1]	30,153	28,569	29,508
Expenses credit losses	[1]	241	(1,233)	(2,078)
Personnel expenses	[1]	96	312	421
Administrative expenses	[1]	11,051	11,462	11,776
Other expenses	[1]	14
Total expenses	[1]	46,316	46,276	46,956
Key personnel of the consolidated Bank [Member]
Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and Inflation indexation revenue	[1]	1,176	1,059	1,298
Fee and commission income	[1]	53	43	24
Net Financial Result	[1]
Other income	[1]
Total income	[1]	1,229	1,102	1,322
Interest and Inflation indexation expense	[1]	157	249	546
Fee and commission expense	[1]
Expenses credit losses	[1]	35	12	(3)
Personnel expenses	[1]	34,430	37,918	38,083
Administrative expenses	[1]	3,665	3,628	3,786
Other expenses	[1]	14	1	2
Total expenses	[1]	38,301	41,808	42,414
Other Related party [Member]
Schedule of Income and Expenses from Related Party Transactions [Line Items]
Interest and Inflation indexation revenue	[1]	5,447	5,964	6,034
Fee and commission income	[1]	63	71	84
Net Financial Result	[1]
Other income	[1]
Total income	[1]	5,510	6,035	6,118
Interest and Inflation indexation expense	[1]	855	1,351	2,505
Fee and commission expense	[1]
Expenses credit losses	[1]	180	94	(15)
Personnel expenses	[1]	81,084	81,818	80,430
Administrative expenses	[1]	76	88	229
Other expenses	[1]	40	11	23
Total expenses	[1]	$ 82,235	$ 83,362	$ 83,172

[1]	This does not constitute a Statement of Income from operations with related parties since the assets with these parties are not necessarily equal to the liabilities and in each of them the total income and expenses are reflected and not those corresponding to matched operations.